REVENUE - Disaggregation of Revenue by Product Line (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Total Revenue by product line	€ 8,120	€ 6,152	€ 4,883
Packaging rolled products
Disclosure of products and services [line items]
Total Revenue by product line	3,326	2,673	1,960
Automotive rolled products
Disclosure of products and services [line items]
Total Revenue by product line	1,154	854	663
Specialty and other thin-rolled products
Disclosure of products and services [line items]
Total Revenue by product line	175	161	102
Aerospace rolled products
Disclosure of products and services [line items]
Total Revenue by product line	728	389	560
Transportation, industry, defense and other rolled products
Disclosure of products and services [line items]
Total Revenue by product line	916	713	442
Automotive extruded products
Disclosure of products and services [line items]
Total Revenue by product line	949	735	665
Other extruded products
Disclosure of products and services [line items]
Total Revenue by product line	€ 872	€ 627	€ 491